Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Digital Assets

The Company held the following digital assets as of December 31, 2025, and 2024:

Coin Symbol	December 31, 2025	December 31, 2024

BTC	$404	$356
USDC	382	251
ETH	168	146
AVAXC	27	73
USDT	36	26
LTC	17	16
ZEC	3	3
ZUSD	5	-
Other	105	114
	$1,147	$985

(*)	Digital assets are classified as Level 2 in the fair value hierarchy, based on quoted prices in the principal market at 12:00 UTC.